UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.0%
	AEROSPACE/DEFENSE – 0.4%
1,000	TransDigm Group, Inc.*	$289,120

	APPAREL MANUFACTURERS – 2.5%
36,000	VF Corp.	2,017,800

	APPLICATIONS SOFTWARE – 1.6%
12,000	Intuit, Inc.	1,320,120

	CAPITAL MARKETS – 3.3%
17,000	Goldman Sachs Group, Inc.	2,741,590

	COMMERCIAL SERVICES – 1.6%
25,000	Nielsen N.V.[1]	1,339,250

	COMMERCIAL SERVICES-FINANCE – 2.2%
14,000	S&P Global, Inc.	1,771,840

	DIVERSIFIED BANKING INSTITUTION – 7.0%
75,000	Citigroup, Inc.	3,542,250
33,000	JPMorgan Chase & Co.	2,197,470
		5,739,720
	E-COMMERCE/PRODUCTS – 1.0%
25,000	eBay, Inc.*	822,500

	E-COMMERCE/SERVICE – 1.1%
7,500	Expedia, Inc.	875,400

	ELECTRIC PRODUCTS-MISCELLANEOUS – 0.8%
13,500	AMETEK, Inc.	645,030

	FIDUCIARY BANKS – 2.4%
50,000	Bank of New York Mellon Corp.	1,994,000

	FINANCE-CREDIT CARD – 1.2%
16,000	American Express Co.	1,024,640

	FOOD & BEVERAGE – 2.3%
16,500	Diageo PLC - ADR[1]	1,914,660

	HOTELS & MOTELS – 2.7%
33,000	Marriott International, Inc. - Class A	2,221,890

	HUMAN RESOURCES – 2.7%
57,500	Robert Half International, Inc.	2,176,950

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 3.5%
11,000	Affiliated Managers Group, Inc.*	1,591,700
19,000	T. Rowe Price Group, Inc.	1,263,500
		2,855,200
	MEDICAL-DRUGS – 12.5%
66,000	aTyr Pharma, Inc.*	209,880
11,700	Biogen, Inc.*	3,662,451
12,000	Celgene Corp.*	1,254,360
12,500	Foundation Medicine, Inc.*	291,875

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEDICAL-DRUGS(Continued)
40,000	Gilead Sciences, Inc.	$3,164,800
6,000	Jazz Pharmaceuticals PLC* 1	728,880
26,000	Nabriva Therapeutics A.G. - ADR* 1	185,380
31,000	Valeant Pharmaceuticals International, Inc.* 1	761,050
		10,258,676
	MEDICAL-GENERIC DRUGS – 2.2%
39,000	Teva Pharmaceutical Industries Ltd. - ADR[1]	1,794,390

	MEDICAL-WHOLESALE DRUG DISTRIBUTOR – 1.7%
18,000	Cardinal Health, Inc.	1,398,600

	MULTI-LINE INSURANCE – 3.8%
52,000	American International Group, Inc.	3,085,680

	MULTIMEDIA – 4.0%
35,000	Walt Disney Co.	3,250,100

	OIL FIELD MACHINERY & EQUIPMENT – 1.7%
37,000	National Oilwell Varco, Inc.	1,359,380

	PIPELINES – 3.1%
93,000	Enterprise Products Partners LP	2,569,590

	RETAIL-BUILDING PRODUCTS – 3.0%
34,000	Lowe's Cos., Inc.	2,455,140

	RETAIL-DISCOUNT – 2.0%
10,800	Costco Wholesale Corp.	1,647,108

	RETAIL-JEWELRY – 1.5%
17,000	Tiffany & Co.	1,234,710

	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 4.9%
58,000	QUALCOMM, Inc.	3,973,000

	SUPER-REGIONAL BANKS-U.S. – 5.6%
34,000	Capital One Financial Corp.	2,442,220
47,500	Wells Fargo & Co.	2,103,300
		4,545,520
	VETERINARY DIAGNOSTICS – 0.5%
77,000	Kindred Biosciences, Inc.*	382,690

	WEB PORTALS/ISP – 6.2%
4,200	Alphabet, Inc. - Class C*	3,264,618
42,000	Yahoo!, Inc.*	1,810,200
		5,074,818
	TOTAL COMMON STOCKS (Cost $64,989,817)	72,779,112

	EXCHANGE-TRADED FUNDS – 5.3%
42,000	ProShares Short Russell 2000*	2,258,340

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
54,000	ProShares Short S&P500*	$2,055,780

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,513,511)	4,314,120

Principal Amount

	SHORT-TERM INVESTMENTS – 7.1%
$5,809,697	UMB Money Market Fiduciary, 0.01%[2]	5,809,697

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,809,697)	5,809,697

	TOTAL INVESTMENTS – 101.4% (Cost $75,313,025)	82,902,929
	Liabilities in excess of other assets – (1.4)%	(1,134,148)

	TOTAL NET ASSETS – 100.0%	$81,768,781

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Oakseed Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$75,425,947

Gross unrealized appreciation	$9,110,953
Gross unrealized depreciation	(1,633,971)

Net unrealized appreciation on investments	$7,476,982

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$72,779,112	$-	$-	$72,779,112
Exchange-Traded Funds	4,314,120	-	-	4,314,120
Short-Term Investments	5,809,697	-	-	5,809,697
Total Assets	$82,902,929	$-	$-	$82,902,929

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.  There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2016